Financial Instruments - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit risk [member] | Five Largest Customers [Member]
Disclosure of detailed information about financial instruments [Line Items]
Number of largest customers related to trade receivables	5	5
Percentage of trade receivables due from the five largest customers	25.60%	18.90%
Interest rate risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis, percentage	0.10%
Currency risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Sensitivity analysis, percentage	5.00%